EXPLANATORY NOTE

Attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement filed with the Securities and Exchange Commission on October 26, 2018 (Accession No. 0001193125-18-308959), to the Prospectus and Statement of Additional Information dated September 28, 2018, as amended, for Xtrackers MSCI All China Equity ETF, a series of DBX ETF Trust.